Acquisitions (Details 12) (USD $)	12 Months Ended				12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended			0 Months Ended				0 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Retail propane equipment Minimum	Mar. 31, 2014 Retail propane equipment Maximum	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Oct. 03, 2011 Osterman	Nov. 30, 2012 Osterman	Mar. 31, 2012 Osterman	Oct. 03, 2011 Osterman Trade names	Oct. 03, 2011 Osterman Customer relationships	Oct. 03, 2011 Osterman Non-compete agreements	Oct. 03, 2011 Osterman Land	Oct. 03, 2011 Osterman Retail propane equipment	Oct. 03, 2011 Osterman Retail propane equipment Minimum	Oct. 03, 2011 Osterman Retail propane equipment Maximum	Oct. 03, 2011 Osterman Vehicles	Oct. 03, 2011 Osterman Vehicles Minimum	Oct. 03, 2011 Osterman Vehicles Maximum	Oct. 03, 2011 Osterman Buildings and leasehold improvements	Oct. 03, 2011 Osterman Other	Oct. 03, 2011 Osterman Other Minimum	Oct. 03, 2011 Osterman Other Maximum	Oct. 03, 2011 Osterman Common units	Mar. 31, 2012 Osterman Common units
Acquisitions
Number of common units issued to acquire business (in shares)																												4,000,000	4,000,000
Cash paid to acquire ownership interests, net of cash acquired	$ 1,268,810,000	$ 490,805,000	$ 297,401,000								$ 94,900,000
Working capital items, post-closing payment												4,800,000
Price per unit of units sold in initial public offering (in dollars per share)																												$ 20.47
General and administrative expense													800,000
Equity issuance costs													100,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade											9,350,000
Inventories											3,869,000
Prepaid expenses and other current assets											215,000
Property, plant and equipment																	2,349,000	47,160,000			7,699,000			3,829,000	732,000
Useful life of property, plant and equipment					2 years	30 years	3 years	25 years	3 years	40 years									15 years	20 years		5 years	20 years	30 years		3 years	5 years
Intangible assets														8,500,000	54,500,000	700,000
Useful life of intangible assets															20 years	7 years
Goodwill	1,107,006,000	555,220,000	167,245,000	8,568,000							52,267,000
Assumed liabilities											(9,654,000)
Fair value of net assets acquired											181,516,000
Consideration paid for acquisition
Cash paid to acquire ownership interests		14,000,000									94,873,000
Value of common units issued to acquire ownership interests											81,880,000
Working capital payment (paid in November 2012)											4,763,000
Total consideration paid											$ 181,516,000